Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss and credit carryforwards	$ 133,537	$ 107,979
Stock-based compensation	2,071	0
Operating lease liability	2,473	1,878
Accrued bonus	1,514	981
Accrued expenses	239	1,566
Deferred revenue	126	309
Equity method investment	2,040	1,243
Other	460	925
Gross deferred tax asset	142,460	114,881
Valuation allowance	(139,562)	(113,276)
Net deferred tax asset	2,898	1,605
Deferred tax liabilities:
Operating lease asset	(2,125)	(1,429)
Other	(773)	(176)
Total deferred tax liabilities	(2,898)	(1,605)
Net deferred income tax assets and liabilities:	$ 0	$ 0